Reverse Recapitalization - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Document And Entity Information [Line Items]
Common stock, shares, issued	604,174,329	122,058,940
Merger [Member]
Document Document And Entity Information [Line Items]
Sale of Stock, Transaction Date	Aug. 10, 2021
Redemption of RTP public shareholders	$ 424,200
Intangible assets including goodwill	0
Reimbursement Of Merger Related Expense	33,300
Transaction costs	50,400
Transaction expenses related to merger	9,100
Merger [Member] | Additional Paid-In Capital [Member]
Document Document And Entity Information [Line Items]
Transaction costs	$ 41,300
Sponsor Agreement [Member] | Share-based Payment Arrangement, Tranche One
Document Document And Entity Information [Line Items]
Weighted average price per share	$ 12.00
Sponsor Agreement [Member] | Share-based Payment Arrangement, Tranche Two
Document Document And Entity Information [Line Items]
Weighted average price per share	18.00
Sponsor Agreement [Member] | Share-based Payment Arrangement, Tranche Three
Document Document And Entity Information [Line Items]
Weighted average price per share	24.00
Sponsor Agreement [Member] | Share Based Compensation Award Tranche Four
Document Document And Entity Information [Line Items]
Weighted average price per share	32.00
Sponsor Agreement [Member] | Share Based Compensation Award Tranche Five
Document Document And Entity Information [Line Items]
Weighted average price per share	$ 50.00
Sponsor Agreement [Member] | Earnout Shares [Member]
Document Document And Entity Information [Line Items]
Number of consecutive trading days, vesting	30 days
Number of trading days	20 days
Forfeiture term of shares not yet vested	10 years
Earnout shares vesting percentage	20.00%
Sponsor Agreement [Member] | Merger [Member] | Earnout Shares [Member]
Document Document And Entity Information [Line Items]
Common stock, shares, issued	17,130,000
New Pipe Investors [Member] | Merger [Member]
Document Document And Entity Information [Line Items]
Common stock, shares, issued	127,333,290
Proceeds from Contributed Capital	$ 1,067,900
Cash	232,900
Proceeds from PIPE Financing	$ 835,000
New Pipe Investors [Member] | Subscription Agreement [Member] | Merger [Member]
Document Document And Entity Information [Line Items]
Sale of stock	83,500,000
Sale price per share	$ 10.00